Balance Sheet Components (Notes Receivable) (Details) - Motorola Mobile - USD ($)	Oct. 29, 2014	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Effective yield on note	4.50%
Principal of the Note Receivable		$ 1,448,000,000	$ 1,500,000,000
Less: unamortized discount for the Note Receivable		(112,000,000)	(175,000,000)
Total		1,336,000,000	1,325,000,000
Allowance on note receivable		$ 0	$ 0
Sale of Motorola Home and Motorola Mobile
Accounts, Notes, Loans and Financing Receivable [Line Items]
Promissory note received in connection with divestiture, term	3 years
Principal of the Note Receivable	$ 1,500,000,000